Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2024 item Distributor	Dec. 31, 2023 Distributor	Dec. 31, 2022 Distributor
Revenue | Customer concentration | Offline distributor
Significant accounting policies
Number of distributor | Distributor	2	1	1
Accounts and notes receivable | Credit concentration | Offline distributor
Significant accounting policies
Number of distributor | Distributor	3	4	2
Total concentration risk	39.00%	61.00%	33.00%
Purchases | Supplier concentration | Supplier A
Significant accounting policies
Total concentration risk		58.00%	80.00%
Purchases | Supplier concentration | Two suppliers
Significant accounting policies
Number of suppliers | item	2
Total concentration risk	55.00%
Accounts and notes payable due | Supplier concentration | Supplier A
Significant accounting policies
Total concentration risk		74.00%	86.00%
Accounts and notes payable due | Supplier concentration | Two suppliers
Significant accounting policies
Number of suppliers | item	2
Total concentration risk	68.00%